Assets and liabilities held for sale - Schedule of reconciliation of changes in assets held for sale (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		R$ 978,788
Ending balance, assets held for sale		652,168		R$ 978,788
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		978,788		2,138,165
Additions				61,072
Transfers		21,476	[1]	437,825
Sale of agricultural properties held for sale		(82,216)		(746,774)
Sale of investment				(911,500)
Impairment loss	[2]	(265,880)
Ending balance, assets held for sale		652,168		978,788
Non-current assets held for sale [member] | Properties held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		32,978		342,392
Additions				280
Transfers		50,403	[1]	437,080
Sale of agricultural properties held for sale		(82,216)		(746,774)
Sale of investment
Impairment loss	[2]
Ending balance, assets held for sale		1,165		32,978
Non-current assets held for sale [member] | Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		945,810		1,795,773
Additions				60,792
Transfers		(28,927)	[1]	745
Sale of agricultural properties held for sale
Sale of investment				(911,500)
Impairment loss	[2]	(265,880)
Ending balance, assets held for sale		R$ 651,003		R$ 945,810

[1]	Transfers totaling R$ 50,403 were made from the investment property.
[2]	Due to a reduction in the estimated fair value in the amount of R$ 265,880 attributable to TUP Porto São Luís SA, recorded in the profit or loss for the year.